Basis of preparation	12 Months Ended
Aug. 31, 2021
Basis Of Preparation
Basis of preparation

2. Basis of preparation

(a)	Statement of compliance

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements for the year ended August 31, 2021 (including comparatives) were approved and authorized for issue by the board of directors on November 26, 2021.

(b)	Basis of consolidation

The consolidated financial statements comprise the accounts of the Company and its controlled subsidiaries. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has all the following:

(a)       power over the investee.

(b)       exposure, or rights, to variable returns from its involvement with the investee; and

(c)       the ability to use its power over the investee to affect the amount of the investor’s returns.

All transactions and balances between the Company and its subsidiaries are eliminated on consolidation, including unrealized gains and losses on transactions between companies. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The Company’s material subsidiaries as at August 31, 2021 are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
UMG Media Ltd.	Canada	100%	Canadian Dollar
Eden Games S.A.	France	96%	Euro
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar
WinView, Inc.	USA	100%	US Dollar

Non-controlling interests are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Entities over which the Company exercises significant influence are associates and are accounted for by the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee. Significant influence is assumed to exist where the Company holds, directly or indirectly, at least a 20% voting interest in an entity, unless it can be clearly demonstrated that this is not the case.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

Investments in associates are accounted for using the equity method, where the investment is initially recognized at cost and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss, other comprehensive income and equity movements of the investee after the date of acquisition. Any goodwill or fair value adjustment attributable to the Company’s share in the equity accounted investee is included in the amount recognized as investment. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

Business combinations are accounted for using the acquisition method under IFRS 3 Business Combinations.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.

The measurement period is the period from the date of acquisition to the date the Company obtains complete information about facts and circumstances that existed as of the acquisition date – and is subject to a maximum of one year. The Company elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value, or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.

Acquisition costs are expensed as incurred, unless they qualify to be treated as debt issue costs, or as cost of issuing equity securities.

(c)	Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments which are measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

(d)	Functional and presentation currency

The functional currency of the Company is the US Dollar (“USD). The functional currencies of the Company’s subsidiaries are disclosed in Note 2(b). The presentation currency of the consolidated financial statements is the US Dollar (“USD”).